Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 9:-	COMMITMENTS AND CONTINGENCIES

1.	Between September 2004 and December 2015, the Company received funding from the IIA for its participation in certain research and development activities, based on budgets approved by the IIA, subject to the fulfillment of specified milestones. The Company is committed to pay royalties to the IIA on proceeds from sale of products related to research and development activities of which the IIA participates by way of grants. According to the funding terms, royalties between 3% and 4.5% are payable on sales of developed products funded, up to 100% of the grant received by the Company, linked to U.S. dollar and bearing Term SOFR interest rate. In the case of failure of a funded research and development activity, the Company is not obligated to pay any such royalties to the IIA. As of December 31, 2025, total contingent obligation to IIA is $2,600 (including interest at the amount of $300).

2.	In February 2018, the Company entered into a services agreement with Baxter Healthcare Corporation (the “Baxter Services Agreement” and “Baxter”, respectively), pursuant to which the Company agreed to purchase certain services from Teva Medical (Marketing) Ltd. (the “Teva”) in connection with GelrinC. In April 2022, the Company amended the Baxter Services Agreement to replace Teva as the supplier of Tisseel (as defined below) under the Supply Agreement for GelrinC with Baxter as Teva ceased to distribute Tisseel in Israel.

Under the Baxter Services Agreement, Baxter provides the Company with quality, regulatory and technical support, for up to a maximum aggregate of 40 man-hours per year for all such support. In consideration for receiving such support, the Company pays Baxter $60 per year until the Company received Food and Drug Administration (the “FDA”) approval to market GelrinC in the United States. Following FDA approval to market GelrinC in the United States, the Company agreed to pay Baxter $200 per year during the term of the Baxter Services Agreement; however, the year the Company will receive an FDA approval to market GelrinC in the United States, the Company must pay the remining $140 balance for that year within 30 days after receiving such approval. The Company incurred expenses under the Baxter Services Agreement of $60 in each of the years ended December 31, 2025, 2024 and 2023.

3.	In July 2008, the Company entered into a Supply Agreement with Baxter and Teva which was amended and restated on January 6, 2009, pursuant to which the Company agreed to purchase Tisseel VHSD fibrin sealant Kit (the “Tisseel”), from Teva, with Teva being Baxter’s exclusive distribution agent in Israel for Tisseel, for manufacture of GelrinC. The Supply Agreement was amended and restated. The Supply Agreement provides for up to 1,000 kits of Tisseel of the 2 ml Tisseel kit, or 500 kits of Tisseel of the 4 ml Tisseel kit, or 200 kits of Tisseel the 10 ml Tisseel kits per year at a fixed purchase price of $0.136 per unit. The payments under the Supply Agreement are due 30 days from the date of invoice and the Company is subject to a service charge of 1% per month on all amounts past due.

The Supply Agreement had an initial term of 3 years which ended on April 1, 2011; however, the Supply Agreement has an ever-green clause and is automatically renewable for consecutive 1 year terms unless either party gives notice of termination at least 3 months prior to the then current term. The Supply Agreement may be terminated without cause by Baxter upon 90 days’ prior written notice to the other parties. In addition, either party may terminate the Supply Agreement in the event of an uncured material breach or insolvency. The purchases under the Supply Agreement were not material and therefore did not have material impact on the financial statements in each of the years ended December 31, 2025, 2024 and 2023.

4.	In 2019, a disagreement arose between the Company and CSL Behring GmbH (the “CSL”) as to whether certain unshipped minimum purchase commitments for fibrinogen from 2018 to 2020 are to be paid by the Company pursuant to a Framework Supply Agreement dated March 8, 2016 (the “Framework Supply Agreement”), by and between the Company and CSL, whereby CSL agreed to supply the Company with fibrinogen. On January 14, 2020, the Company received a termination letter (the “CSL Termination Letter”). In the CSL Termination Letter, CSL demanded a total amount of $820, claiming it was owed the minimum purchase commitment amounts under the Framework Supply Agreement not paid by the Company in 2018 and 2019. In a subsequent correspondence, CSL additionally demanded interest and damages for lost profit, with an aggregate demand amount of $1,476. The Company disputed CSL’s payment demand and contends that CSL’s demands are baseless under the Framework Supply Agreement, as the minimum purchase commitment under the Framework Supply Agreement is conditional upon first obtaining approval of the FDA and the European Medicines Evaluation Agency, or EMEA, and other quality and clinical milestones, none of which has occurred. Notwithstanding, CSL claimed to have obtained a valid German court order in its favor and to endeavor to seek for its enforcement in Israel. Company’s position is that CSL’s claim for the payment of the said unshipped minimum purchase commitments lacks any ground under the terms of the Framework Supply Agreement.

A hearing to annul the court order in Germany was scheduled for April 2025 and a hearing to discuss the enforcement in Israel was scheduled for June 2025. With respect to the hearing to annul the court order, the judge requested that the parties submit their arguments in writing. The Company submitted its arguments to the German court by way of a brief on April 11, 2025. In May 2025, the German court issued a judgment dismissing the Company’s annulment claim. On June 26, 2025, the Company entered into an agreement with CSL pursuant to which the Company is required to make an immediate payment of $30 and an additional payment of $300 which is payable upon the earliest to occur from (i) the closing of an initial public offering, (ii) the consummation of a SPAC transaction (as defined in the agreement) or (iii) any other transaction in which the Company raises funds or debt, as well as reimburse certain of CSL’s legal expenses and two future payments of $300 and $200 by the Company to CSL upon the achievement of certain global sales milestones. As of December 31, 2025, the Company has paid the $30 immediate payment and the $300 additional payment, and has not paid $100 reimbursement of CSL’s legal expenses as of December 31, 2025; accordingly, the Company recorded an accrued liability of $100 for the unpaid CSL legal expenses. The Company has not recorded a liability for the additional contingent milestone payments of $300 and $200, as achievement of the related global sales milestones is not considered probable as of December 31, 2025.

The Company’s product has yet to be approved by FDA and is still in clinical trials and in any event, is not using CSL’s fibrinogen.

From time to time, the Company has been and may be in the future subject to other legal proceedings, claims, investigations, and government inquiries in the ordinary course of business. There are no currently pending legal proceedings that the Company believes will have a material adverse impact on the business or financial statements.

5.	In January 2025, the Company renewed its facility lease agreement until December 2025. The monthly rental obligations under non-cancellable leases are approximately $5.5 (including $3 for administrative expenses).

The Company has elected to utilize the practical expedient in ASC 842 for short-term leases (leases with terms of less than 12 months) whereby a lease liability and right of use asset will not be recorded for short-term leases.

6.	On January 23, 2025, the Company’s Board of Directors approved a cash bonus for the Company’s strategic and legal advisor, contingent upon the closing of an additional fundraising transaction (other than the Company’s IPO, which closed on December 5, 2025). The approved bonus is up to an amount of $350 plus VAT. As of December 31, 2025, the Company has not recorded a liability related to this bonus arrangement since the Company could not predict the likelihood that such a transaction would occur.

7.	On March 20, 2025, Company’s shareholders approved a one-time payment to Company’s chief executive officer and executive chairman of the Board of Directors in the amount of $500 in consideration of his services to the Company since 2019. The payment was conditional upon the closing of the IPO.